Loss Per Share (Schedule of Anti-dilutive Securities Which could Potentially Dilute Basic Loss Per Share in Future) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	31,733,446	30,309,619	21,445,228